Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other expense by nature [Abstract]
Table of Other operating expenses

	2022	2021	2020
Turnover tax	40,862,687	33,181,788	23,865,474
Provisions for legal and administrative proceedings	3,886,483	474,222	2,954,912
Loss on initial recognition of loans bearing below market interest rate	4,206,914	3,834,403	1,844,065
Provisions for reorganization	2,373,713	4,411,298	8,405,332
Expected credit losses on financial guarantee and loan commitments	2,044,813	1,382,454	1,580,949
Contributions to the Deposits Guarantee Fund (Note 43)	2,032,751	2,193,577	2,048,439
Damage claims	1,478,605	610,158	252,252
Loss from sale or impairment of investment properties and other non-financial assets (Note 16)	12,062	75,821	—
Other operating expenses	4,822,589	6,620,503	4,887,557

TOTAL	61,720,617	52,784,224	45,838,980